[letterhead of State Street Research]

                                                       August 25, 1997


Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, DC  20549


     Re:  State Street Research Portfolios, Inc.
          Securities Act of 1933 File No. 33-42129
          Investment Company Act of 1940 File No. 811-6375
          CIK 0000878059


Dear Sir or Madam:

     The undersigned, STATE STREET RESEARCH PORTFOLIOS, INC., a Maryland corporation (the "Registrant"), does hereby certify as follows:

(1) That the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 8 under the Securities Act; Amendment No. 9 under the Investment Company Act of 1940) for the State Street Research International Equity Fund series of the Registrant; and

(2) That the text of the most recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0000950146-97-001327).

                                   STATE STREET RESEARCH
                                   PORTFOLIOS, INC.


                                   By: /s/ Darman A. Wing
                                       ------------------------
                                       Darman A. Wing
                                       Assistant Secretary